Note 5 - Loans, Net of Allowance for Credit Losses (Details Textual)	Jan. 31, 2024 USD ($)
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	99.00%
West Texas Intermediate [member] | Bottom of range [member]
Statement Line Items [Line Items]
Global oil prices	$ 70